Note 15 - Net Loss Per Share (Detail) - The computation for basic and diluted EPS was as follows (in thousands): (EUR €) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income for basic and diluted EPS (in Euro)	€ 774	€ 2,710	€ 4,077
Weighted-average shares for basic EPS	15,014,411	14,964,021	14,956,317
Effect of dilutive securities	625,479	376,839
Weighted-average shares for diluted EPS	15,639,890	15,340,859	14,956,317
Basic EPS (in Euro per share)	€ 0.05	€ 0.18	€ 0.27
Diluted EPS (in Euro per share)	€ 0.05	€ 0.18	€ 0.27